CD&R Acquisition Accounting - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - USD ($) $ in Millions				1 Months Ended
	Dec. 29, 2013	Dec. 23, 2013	[1]	Mar. 31, 2014
Business Acquisition [Line Items]
Working capital adjustment	$ 3.5
CD And R Acquisition
Business Acquisition [Line Items]
Working capital adjustment		$ 3.5		$ 3.5

[1]	In March 2014 the Company paid to Deere approximately $3.5 million for a working capital adjustment required by the agreement. This amount was included in Accrued liabilities as of December 29, 2013.